Non-controlling Interests - Summary of Financial Information for IsoEnergy Ltd (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of noncontrolling interests [line items]
Cash and cash equivalents	$ 52,117,581	$ 125,059,189	$ 164,943,850
Non-current assets	260,063,902	201,155,084
TOTAL ASSETS	313,525,914	326,867,565
Current liabilities	4,784,795	6,517,313
Non-current liabilities	122,392,265	138,423,662
Total liabilities	127,177,060	144,940,975
Loss from operations	(15,615,773)	1,182,308
Loss and comprehensive loss	(18,892,957)	2,092,427
Net cash flow from operating activities	(12,805,886)	(8,452,068)
Net cash flow from investing activities	(57,679,454)	(37,767,642)
Net cash flow from financing activities	(1,408,050)	2,429,425
Net increase (decrease) in cash and cash equivalents	(71,893,390)	(43,790,285)
Subsidiaries with material non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
Cash and cash equivalents	6,587,000	6,405,000
Other current assets	209,000	155,000
Non-current assets	48,208,000	43,511,000
TOTAL ASSETS	55,004,000	50,071,000
Current liabilities	650,000	817,000
Non-current liabilities	867,000	199,000
Total liabilities	1,517,000	1,016,000
Loss from operations	2,097,000	2,142,000
Loss and comprehensive loss	2,162,000	1,832,000
Net cash flow from operating activities	(1,915,000)	(1,679,000)
Net cash flow from investing activities	(4,236,000)	(2,522,000)
Net cash flow from financing activities	6,333,000	7,282,000
Net increase (decrease) in cash and cash equivalents	$ 182,000	$ 3,081,000